CAPITAL DISCLOSURES AND FINANCIAL RISK	12 Months Ended
Dec. 31, 2020
NOTE 23 - CAPITAL DISCLOSURES AND FINANCIAL RISK

In 2020, the Corporation raised a total of $9,387,975 in share capital before various fee charges which totaled $701,067 and issued 3,742,445 common shares from three private placements.

Approximately 97%, 98% and 93% of expenses that occurred during the years ended December 31, 2020, 2019 and 2018, respectively, were denominated in US dollars. Foreign exchange fluctuations had no meaningful impact on the Corporation’s results in 2020, 2019 or 2018.